Taxation - Comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax
Current year	$ 2,199	$ 2,314	$ 2,417
Pillar Two income tax charge	194	238
Adjustment to prior years	(60)	(107)	28
Total	2,333	2,445	2,445
Deferred tax
Origination and reversal of temporary differences	(117)	(818)	(1,473)
Adjustment to prior years	(47)	23	(34)
Total	(164)	(795)	(1,507)
Taxation charge recognised in the profit for the year	2,169	1,650	938
Items that will not be reclassified to profit and loss:
Remeasurement of the defined benefit liability	(69)	(23)	102
Equity investments measured at fair value through Other comprehensive income	(25)	(20)	(1)
Total	(94)	(43)	101
Items that may be reclassified subsequently to profit and loss:
Foreign exchange arising on designated liabilities in net investment hedges	(66)	28	(24)
Fair value movement on cash flow hedges	16	(3)	12
Total	(50)	25	(12)
Taxation (charge)/credit recognised in Other comprehensive income	$ 144	$ 18	$ (89)